Right of Use Assets - Future Lease Payments under Operating Leases (Details)	Dec. 31, 2019 USD ($)
Future lease payments under operating leases
2020	$ 5,383,508
2021	4,674,884
2022	4,095,928
2023	3,788,190
2024	3,714,168
Then thereafter	12,933,103
Total future lease payments	34,589,781
Impact of discounting remaining lease payments	(6,534,367)
Total lease liabilities	28,055,414
Lease liabilities, current	5,189,251	[1]
Lease liabilities, non-current	$ 22,866,163	[1]

[1]	Refer to Note 2 for details on the adoption of ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with a term of more than 12 months. The Group adopted this ASU on January 1, 2019 using the modified retrospective approach and the financial statements for the comparative period has not been restated.